Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 128.5%
U.S. Treasury Bill, 4.40%, 4/1/2025 (a) ........................................ $ 287,300,000 $ 287,300,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... 138,000,000 137,853,633
U.S. Treasury Bill, 4.33%, 6/17/2025 (a) ....................................... 180,800,000 179,189,349
U.S. Treasury Bill, 4.29%, 7/8/2025 (a) ........................................ 340,300,000 336,423,132
U.S. Treasury Bill, 4.31%, 7/29/2025 (a) ....................................... 303,000,000 298,803,741
Total U.S. Treasury Bills (Cost $1,239,548,792) ...................................... 1,239,569,855
Total Investments – 128.5%
(Cost $1,239,548,792) .......................................................... $ 1,239,569,855
Liabilities in Excess of Other Assets – (28.5)% ........................................ (275,201,914)
Net Assets – 100.0% ............................................................ $ 964,367,941
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Cattle Feeder Future .............................. 1 $ 143,225 4/17/25 $ 4,377
Gasoline RBOB Future ............................ 80 7,696,752 4/30/25 152,804
NY Harbor ULSD Future ........................... 40 3,829,392 4/30/25 81,561
Sugar #11 (World) Future .......................... 468 9,885,658 4/30/25 (391,168)
Canola (WCE) Future ............................. 15 127,688 5/14/25 (5,505)
Kansas City Hard Red Winter Wheat Future ........... 81 2,255,850 5/14/25 (185,534)
Coffee “C” Future ................................ 169 24,066,656 5/19/25 (384,055)
Cattle Feeder Future .............................. 578 82,220,500 5/22/25 47,119
Silver Future .................................... 420 72,683,100 5/28/25 1,255,116
Copper Future ................................... 552 69,469,200 5/28/25 571,096
NY Harbor ULSD Future ........................... 70 6,641,754 5/30/25 86,537
Gasoline RBOB Future ............................ 66 6,321,546 5/30/25 74,693
U.S. Long Bond (CBT) ............................ 740 90,465,000 6/18/25 (149,451)
CAN 10Year Bond Future .......................... 3,161 272,706,404 6/19/25 1,050,163
CAN 5Year Bond Future ........................... 1,836 147,895,570 6/19/25 581,225
CAN 2Year Bond Future ........................... 94 6,915,847 6/19/25 11,902
Gold 100 OZ Future .............................. 591 186,182,730 6/26/25 8,496,867
Palladium Future ................................. 32 3,202,240 6/26/25 67,640
Live Cattle Future ................................ 1,735 141,333,100 6/30/25 2,618,842
U.S. 2 Years Note (CBT) ........................... 418 86,597,844 6/30/25 201,059
Gasoline RBOB Future ............................ 34 3,226,423 6/30/25 37,489
NY Harbor ULSD Future ........................... 28 2,651,645 6/30/25 32,168
Sugar #11 (World) Future .......................... 355 7,415,240 6/30/25 (135,445)
Canola (WCE) Future ............................. 10 86,015 7/14/25 (40)
Soybean Oil Future ............................... 607 16,531,038 7/14/25 (41,242)
Kansas City Hard Red Winter Wheat Future ........... 69 1,966,500 7/14/25 (149,787)
Corn Future ..................................... 88 2,038,300 7/14/25 (176,565)
Coffee “C” Future ................................ 302 42,514,050 7/21/25 (574,211)

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Platinum Future .................................. 268 $ 13,768,500 7/29/25 $ 657,380
Copper Future ................................... 105 13,337,625 7/29/25 269,248
Silver Future .................................... 35 6,113,450 7/29/25 151,033
Gasoline RBOB Future ............................ 13 1,216,706 7/31/25 21,281
NY Harbor ULSD Future ........................... 14 1,325,528 7/31/25 15,154
Soybean Oil Future ............................... 125 3,411,000 8/14/25 (7,524)
Gold 100 OZ Future .............................. 59 18,733,680 8/27/25 949,583
Cattle Feeder Future .............................. 374 54,136,500 8/28/25 289,300
Live Cattle Future ................................ 830 66,408,300 8/29/25 947,886
Corn Future ..................................... 148 3,217,150 9/12/25 (196,577)
3-Month CORRA Futures .......................... 439 74,366,579 9/16/25 37,772
Coffee “C” Future ................................ 143 19,860,019 9/18/25 (18,966)
Silver Future .................................... 10 1,760,950 9/26/25 33,775
Copper Future ................................... 19 2,431,525 9/26/25 22,091
Natural Gas Future ............................... 18 817,020 9/26/25 (55,994)
Sugar #11 (World) Future .......................... 80 1,687,168 9/30/25 (32,357)
3-Month CORRA Futures .......................... 1,004 170,417,671 12/16/25 152,801
3 Month SOFR Future ............................. 2,537 610,085,075 12/16/25 55,213
3 Month SOFR Future ............................. 3,335 803,526,563 3/17/26 227,575
3-Month CORRA Futures .......................... 930 157,978,180 3/17/26 131,937
3 Month SOFR Future ............................. 2,505 604,299,938 6/16/26 473,280
3-Month CORRA Futures .......................... 453 76,950,662 6/16/26 57,060
3 Month SOFR Future ............................. 1,115 269,147,063 9/15/26 396,451
Total unrealized appreciation/(depreciation) $ 17,755,057
Short position contracts:
Cotton No. 2 Future ............................... (888) (29,672,520) 5/7/25 150,018
Soybean Meal Future ............................. (840) (24,586,800) 5/14/25 702,295
Cocoa Future .................................... (19) (1,501,380) 5/14/25 204,158
Soybean Future .................................. (659) (33,436,013) 5/14/25 153,666
Wheat Future (CBT) .............................. (45) (1,208,250) 5/14/25 43,269
WTI Crude Future ................................ (67) (4,753,650) 5/20/25 (261,490)
Natural Gas Future ............................... (53) (2,256,210) 5/28/25 (85,500)
Lean Hogs Future ................................ (899) (34,260,890) 6/13/25 336,131
Natural Gas Future ............................... (48) (2,147,520) 6/26/25 (60,660)
Cotton No. 2 Future ............................... (1,022) (34,742,890) 7/9/25 (49,498)
Soybean Meal Future ............................. (260) (7,784,400) 7/14/25 163,340
Wheat Future (CBT) .............................. (24) (660,600) 7/14/25 3,190
Soybean Future .................................. (118) (6,066,675) 7/14/25 (19,479)
Lean Hogs Future ................................ (318) (12,188,940) 7/15/25 301,061
Cocoa Future .................................... (29) (2,287,520) 7/16/25 26,900
Natural Gas Future ............................... (21) (954,450) 7/29/25 (25,210)
Soybean Meal Future ............................. (40) (1,205,600) 8/14/25 33,930
Lean Hogs Future ................................ (48) (1,829,760) 8/14/25 (1,800)
Soybean Future .................................. (12) (615,600) 8/14/25 (2,763)
Natural Gas Future ............................... (3) (135,120) 8/27/25 (4,618)
Wheat Future (CBT) .............................. (13) (368,063) 9/12/25 7,750

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Kansas City Hard Red Winter Wheat Future ........... (3) $ (87,750) 9/12/25 $ 2,238
Soybean Future .................................. (10) (507,250) 9/12/25 (2,315)
Cocoa Future .................................... (14) (1,091,720) 9/15/25 12,110
Natural Gas Future ............................... (4) (207,720) 11/25/25 (4,440)
Cotton No. 2 Future ............................... (310) (10,837,600) 12/8/25 (232,695)
Total unrealized appreciation/(depreciation) $ 1,389,588
Total net unrealized appreciation $ 19,144,645
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 128.5%
Total Investments ............................................................................. 128.5%
Liabilities in Excess of Other Assets ............................................................... (28.5)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.